ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

VS MEDIA Holdings Limited (“VSME” or the “Company”) was incorporated in the British Virgin Islands (“BVI”) on August 30, 2022 as an investment holding company. The Company conducts its primary operations through its indirectly wholly owned subsidiaries VS Media Limited (“VS Media HK”), GRACE CREATION LIMITED (“Grace Creation”) and VS MEDIA LIMITED (“VS Media TW”) which are incorporated and domiciled in Hong Kong SAR (“HK SAR”), HK SAR and Taiwan, respectively; VS Media HK, Grace Creation and VS Media TW operate a global network of digital creators who create and upload content to social media platforms such as YouTube, Facebook, Instagram, and TikTok.

The Company owns VSM Holdings Limited (“VSM”) an investment holding company that was incorporated in the BVI on March 23, 2015. The primary purpose of VSM is to hold VS Media Co Limited (“VS Media BVI”) and VS Media BVI is an investment holding company that was incorporated in the BVI on August 22, 2013. The primary purpose of VS Media BVI is to hold VS Media HK.

VS MEDIA PTE. LTD. (“VS Media SG”) was incorporated in Singapore on July 23, 2019 and is dormant.

The following is an organization chart of VSME and its subsidiaries:

VSME and its subsidiaries are hereinafter referred to as the “Company”.

GOING CONCERN

For the six months ended June 30, 2024, the Company reported net loss of $3,338,473 and net cash used in operating activities of $1,035,082. As of June 30, 2024, the Company had an accumulated deficit of $24,546,625. These circumstances gave rise to substantial doubt that the Company would continue as a going concern subsequent to June 30, 2024. As of the date of this report, there is   substantial doubt that the Company will continue as going concern. Management plans to focus its resources on more profitable projects.   Additionally, the Company plans to raise capital via private placement or public offering in the event that the Company does not have adequate liquidity to meet its current obligations.

The accompanying unaudited consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These unaudited consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.